                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6361

                  Van Kampen California Quality Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   7/31/04

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)



PAR
AMOUNT
(000)      DESCRIPTION                                                            COUPON          MATURITY            VALUE
           MUNICIPAL BONDS    145.0%
           CALIFORNIA    141.6%
$ 1,390    Abag Fin Auth For Nonprofit Corp CA Ctf Part Childrens Hosp Med Ctr
           (AMBAC Insd)                                                            5.875%         12/01/19         $ 1,559,816
    500    Abag Fin Auth For Nonprofit Corp CA Ctf Part Childrens Hosp Med Ctr
           (AMBAC Insd)                                                            6.000          12/01/29             547,475
  1,000    Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg Utd
           Dominion Ser A Rfdg (AMT) (Asset Gty Insd)                              6.400          08/15/30           1,086,200
  1,000    Bakersfield, CA Ctf Part Convention Ctr Expansion Proj (MBIA Insd)      5.875          04/01/22           1,077,330
  1,790    Banning, CA Cmnty Redev Agy Tax Alloc Merged Downtown (Radian Insd)     5.000          08/01/23           1,774,821
  1,000    Benicia, CA Uni Sch Dist Ser B (MBIA Insd)                                  *          08/01/18             490,050
  1,610    Blythe, CA Redev Agy Redev Proj No 1 Tax Alloc Ser A Rfdg               7.500          05/01/23           1,683,287
  1,725    Bonita, CA Uni Sch Dist Election 2004 Ser A (MBIA Insd)                 5.250          08/01/22           1,834,710
  1,055    Borrego, CA Wtr Dist Ctf Part Wtr Sys Acquisition                       7.000          04/01/27           1,104,290
  2,060    Calexico, CA Uni Sch Dist Ser A (MBIA Insd)                             5.000          08/01/27           2,073,699
  1,000    California Edl Fac Auth Rev Pooled College & Univ Ser B                 6.625          06/01/20           1,091,070
  1,670    California Edl Fac Auth Rev Student Ln CA Ln Pgm Ser A (AMT) (MBIA
           Insd)                                                                   6.000          03/01/16           1,763,570
  2,500    California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Ser A             6.125          12/01/19           2,701,100
  6,200    California Pollutn Ctl Fin Auth Pollutn Ctl Rev Southn CA Edison Co
           (AMT) (AMBAC Insd)                                                      6.000          07/01/27           6,217,484
    320    California Rural Home Mtg Fin Auth Single Family Mtg Rev Pgm Ser B
           (AMT) (GNMA Collateralized)                                             6.250          12/01/31             329,219
     60    California Rural Home Mtg Fin Auth Single Family Mtg Rev Ser C (AMT)
           (GNMA Collateralized)                                                   7.800          02/01/28              62,841
  1,060    California Spl Dist Assn Fin Corp Ctf Part Spl Dist Fin Pgm Ser KK
           (FSA Insd)                                                              5.800          11/01/29           1,139,807
  1,850    California St (AMBAC Insd)                                              5.000          02/01/19           1,937,653
  1,000    California St (CIFG Insd)                                               5.000          10/01/22           1,027,260
  2,655    California St Cpn Muni Rcpts                                                *          03/01/08           2,364,702
  2,655    California St Cpn Muni Rcpts                                                *          09/01/09           2,201,261
  2,000    California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                       5.500          05/01/16           2,202,320
  9,600    California St Prin Muni Rcpts (XLCA Insd)                                   *          09/01/09           8,091,744
  4,000    California St Pub Wks Brd Lease Rev Dept Corrections Ser E Rfdg
           (XLCA Insd)                                                             5.000          06/01/18           4,217,520
  1,000    California St Pub Wks Brd Lease Rev Dept Hlth Svcs Ser A (MBIA Insd)    5.750          11/01/24           1,079,760
  2,340    California St Rfdg (FGIC Insd)                                          5.000          02/01/23           2,372,456

  1,500    California St Univ Fresno Assn Sr Aux Organization Event Ctr            6.000          07/01/26           1,529,670
  2,000    California St Vet Bd Ser BH (AMT) (FSA Insd)                            5.400          12/01/16           2,065,460
    960    California St Vet Ser BJ (AMT)                                          5.700          12/01/32             971,126
  2,000    California Statewide Cmntys Dev Auth Ctf Part (Acquired 11/23/99,
           Cost $2,000,000) (a)                                                    7.250          11/01/29           2,055,160
  1,325    California Statewide Cmntys Dev Auth Wtr & Wastewtr Rev Pooled Fin
           Pgm Ser B (FSA Insd)                                                    5.250          10/01/23           1,393,317
  1,280    California Statewide Cmntys Dev Auth Wtr Rev Pooled Fin Pgm Ser C
           (FSA Insd)                                                              5.250          10/01/28           1,314,112
  2,000    Campbell, CA Redev Agy Tax Alloc Ctr Campbell Redev Proj Ser A          6.550          10/01/32           2,136,280
  1,595    Cardiff, CA Sch Dist Cap Apprec (FGIC Insd)                                 *          08/01/24             548,856
  1,675    Cardiff, CA Sch Dist Cap Apprec (FGIC Insd)                                 *          08/01/25             535,380
    240    Carson, CA Impt Bond Act 1915 Assmt Dist No 92-1                        7.375          09/02/22             242,808
  2,000    Carson, CA Redev Agy Tax Alloc Ser A Rfdg (MBIA Insd)                   5.000          10/01/23           2,065,100
  1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA Insd)            *          08/01/27             300,838
  1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA Insd)            *          08/01/28             283,196
  3,140    Cerritos, CA Cmnty College Dist Election 2004 Ser A (MBIA Insd)         5.000          08/01/27           3,151,021
  2,430    Chula Vista, CA Redev Agy Tax Alloc Sr Bayfront Ser D Rfdg              8.625          09/01/24           2,757,710
  1,000    Coachella, CA Redev Agy Tax Alloc Proj Area No 3 Rfdg                   5.875          12/01/28           1,005,150
  1,000    Colton, CA Redev Agy Tax Alloc Mt Vernon Corridor Redev Proj            6.300          09/01/36           1,046,900
    620    Davis, CA Pub Fac Fin Auth Loc Agy Rev Mace Ranch Area Ser A            6.500          09/01/15             655,718
  1,000    Duarte, CA Redev Agy Tax Alloc Davis Addition Proj Area Rfdg            6.700          09/01/14           1,069,480
  1,000    East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA Insd)                     5.000          06/01/21           1,031,760
  2,445    East Bay, CA Muni Util Dist Wtr Sys Rev Sub                             5.250          06/01/19           2,597,690
  1,220    Emeryville, CA Pub Fin Auth Rev Assmt Dist Refin                        5.900          09/02/21           1,244,559
  1,000    Fairfield Suisun, CA Uni Sch Dist Spl Tax Cmnty Fac Dist No 5 New
           Sch (FSA Insd)                                                          5.375          08/15/29           1,029,030
  2,155    Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc Ser A (MBIA
           Insd)                                                                   5.000          09/01/33           2,146,725
  1,000    Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg (Connie Lee Insd)           5.250          12/01/19           1,066,040
 15,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                *          01/15/26           4,118,700
  4,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                *          01/15/30             844,200


  2,500    Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Rfdg (b) 0/5.875          01/15/27           1,900,825
  2,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Sr Lien
           Ser A (Escrowed to Maturity) (b)                                      0/7.050          01/01/10           2,311,120
  1,000    Glendale, CA Uni Sch Dist Ser C (FSA Insd)                              5.500          09/01/19           1,096,040
  2,000    Hawaii Desert, CA Mem Hlthcare Dist Rev Rfdg                            5.500          10/01/19           1,787,060
  1,000    Huntington Park, CA Pub Fin Auth Lease Rev Wastewtr Sys Proj Ser A      6.200          10/01/25           1,029,180
  1,000    Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA Insd)                  5.250          11/01/23           1,048,850
  1,435    Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev Ser B (AMBAC Insd)   5.000          09/02/22           1,474,319
  1,500    La Quinta, CA Redev Agy Tax Redev Proj Area No 1 (AMBAC Insd)           5.125          09/01/32           1,515,585
  3,555    Long Beach, CA Hbr Rev Ser A (AMT) (FGIC Insd)                          5.250          05/15/18           3,693,787
  2,000    Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev Prop A First Tier
           Sr Ser C Rfdg (AMBAC Insd)                                              5.000          07/01/23           2,041,480
  5,350    Los Angeles Cnty, CA Pension Oblig Ctf Ltd Muni Oblig Ser A
           (MBIA Insd)                                                             6.900          06/30/08           6,189,148
  1,200    Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf Part Cap
           Apprec Pooled Fin Ser A (AMBAC Insd)                                        *          08/01/26             351,060
  2,000    Los Angeles, CA Cmnty Redev Agy Cmnty Redev Fin Auth Rev Bunker Hill
           Proj Ser A (FSA Insd)                                                   5.000          12/01/27           2,005,480
  1,900    Los Angeles, CA Ctf Part                                                5.700          02/01/18           1,961,351
  1,000    Los Angeles, CA Ctf Part Sr Sonnenblick Del Rio W L. A. (AMBAC Insd)    6.000          11/01/19           1,142,450
  1,468    Los Angeles, CA Multi-Family Rev Hsg Earthquake Rehab Proj Ser A
           (AMT) (FNMA Collateralized)                                             5.700          12/01/27           1,544,529
    460    Los Angeles, CA Single Family Home Mtg Rev Pgm Ser A (AMT) (GNMA
           Collateralized)                                                         6.875          06/01/25             460,147
  1,000    Los Angeles, CA Wtr & Pwr Rev Sys Ser A (MBIA Insd)                     5.375          07/01/18           1,082,360
  1,190    Lynwood, CA Util Auth Enterp Rev (FSA Insd)                             5.000          06/01/25           1,204,756
  1,000    Mendocino Cnty, CA Ctf Part Cnty Pub Fac Corp (MBIA Insd)               5.250          06/01/30           1,028,040
  3,720    Midpeninsula Regl Open Space Dist CA Fin Auth Rev (AMBAC Insd)              *          08/01/27             961,025
  1,710    Modesto, CA Irr Dist Ctf Part Cap Impts Ser A (FSA Insd)                5.250          07/01/17           1,826,195
  2,000    Montclair, CA Redev Agy Mobile Home Pk Rev Hacienda Mobile Home Pk
           Proj                                                                    6.000          11/15/22           1,966,040
  1,000    Moorpark, CA Uni Sch Dist Ser A (FSA Insd)                              5.000          08/01/23           1,026,860
  1,110    Mountain View Los Altos, CA Uni High Sch Dist Cap Apprec Ser D
           (FSA Insd)                                                                  *          08/01/24             381,962

  1,730    National City, CA Cmnty Dev Commn Tax Alloc National City Redev Proj
           A (AMBAC Insd)                                                          5.500          08/01/32           1,825,167
  2,000    Needles, CA Pub Util Auth Util Sys Acquisition Proj Ser A               6.500          02/01/22           2,031,480
  2,000    Oakland, CA Uni Sch Dist Alameda Cnty Ctf Part Energy Retrofit Proj
           (Prerefunded @ 11/15/06) (Acquired 5/24/96, Cost $1,908,220) (a)        6.750          11/15/14           2,254,260
  1,000    Oakland, CA Uni Sch Dist Alameda Cnty Ctf Part Om-Energy Retrofit
           Proj (Prerefunded @ 11/15/05) (Acquired 1/22/02, Cost $1,067,004) (a)   7.000          11/15/11           1,088,870
  2,000    Oxnard, CA Harbor Dist Rev Ser B                                        6.000          08/01/24           2,053,840
  1,180    Pasadena, CA Spl Tax Cmnty Fac Dist No 1 Civic Ctr West (Escrowed to
           Maturity)                                                                   *          12/01/07           1,010,753
  1,040    Perris, CA Pub Fin Auth Rev Tax Alloc Ser A (MBIA Insd)                 5.000          10/01/24           1,060,290
  1,000    Perris, CA Pub Fin Auth Rev Tax Alloc Ser A (MBIA Insd)                 5.000          10/01/31             997,720
  1,375    Pittsburg, CA Redev Agy Tax Alloc Los Medanos Cmnty Dev Proj (AMBAC
           Insd)                                                                       *          08/01/26             407,976
  1,000    Poway, CA Redev Agy Tax Alloc Paguay Redev Proj Ser A (MBIA Insd)       5.000          06/15/33             996,150
  2,000    Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003-1 Sunridge Anatolia    6.000          09/01/24           2,026,780
  2,540    Rancho Mirage, CA Redev Agy Tax Alloc Redev Plan 1984 Proj Ser A-E
           (MBIA Insd)                                                             5.250          04/01/33           2,590,394
  1,800    Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A Rfdg (MBIA Insd)      4.750          08/01/21           1,810,728
  1,000    Redondo Beach, CA Pub Fin Auth Rev South Bay Ctr Redev Proj             7.000          07/01/16           1,057,240
  4,000    Redwood City, CA Sch Dist (FGIC Insd)                                   5.000          07/15/23           4,106,880
  3,000    Redwood City, CA Sch Dist (FGIC Insd)                                   5.000          07/15/27           3,016,560
  1,800    Richmond, CA Rev YMCA East Bay Proj Rfdg                                7.250          06/01/17           1,835,802
  1,900    Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A                       5.875          12/01/27           2,016,204
  2,000    Sacramento, CA City Fin Auth City Hall & Redev Proj Ser A (FSA Insd)    5.000          12/01/28           2,001,900
  1,750    Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)                  5.000          12/01/33           1,750,525
  2,000    Salinas Vly, CA Solid Waste Auth Rev (AMT) (AMBAC Insd)                 5.250          08/01/31           2,018,860
  2,500    San Bernardino, CA Redev Agy Tax Alloc San Sevaine Redev Proj Ser A     7.000          09/01/24           2,628,200
  6,000    San Diego Cnty, CA Wtr Auth Wtr Rev Ctf Part Ser B (Inverse Fltg)
           (Prerefunded @ 04/27/06) (Variable Rate Coupon) (MBIA Insd)  (c)       11.070          04/08/21           7,148,820
  1,000    San Diego, CA Redev Agy Centre City Redev Proj Ser A                    6.400          09/01/25           1,050,480


  1,000    San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second Ser
           Issue 12-A (AMT) (FGIC Insd)                                            5.800          05/01/21           1,057,240
  1,000    San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Ser 27A
           Rfdg (AMT) (MBIA Insd)                                                  5.250          05/01/26           1,009,250
  3,000    San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Ser 27A
           Rfdg (AMT) (MBIA Insd)                                                  5.250          05/01/31           3,014,130
  4,100    San Francisco, CA City & Cnty Redev Agy Lease Rev George Moscone
           (XLCA Insd)                                                                 *          07/01/12           2,964,956
  2,130    San Francisco, CA City & Cnty Redev Agy Lease Rev George Moscone
           (XLCA Insd)                                                                 *          07/01/14           1,371,166
  5,000    San Jose, CA Fin Auth Lease Rev Convention Ctr Proj Ser F Rfdg
           (MBIA Insd)                                                             5.000          09/01/17           5,230,950
  1,000    San Jose, CA Single Family Mtg Rev Cap Accumulator (Escrowed to
           Maturity) (GEMIC Insd)                                                      *          04/01/16             585,840
  2,000    San Leandro, CA Ctf Part Lib & Fire Stations Fin (AMBAC Insd)           5.750          11/01/29           2,137,880
  1,000    San Marcos, CA Pub Fac Auth Sub Tax Incrmnt Proj Area 3 Ser A           6.750          10/01/30           1,071,250
  1,000    Santa Ana, CA Multi-Family Hsg Rev Villa Del Sol Apts Ser B (AMT)
           (Variable Rate Coupon) (FNMA Collateralized)                            5.650          11/01/21           1,011,810
  2,820    Santa Ana, CA Uni Sch Dist (MBIA Insd)                                  5.375          08/01/27           2,929,557
  3,200    Semitropic Impt Dist Semitropic Wtr Storage Dist CA Wtr Ser A
           (XLCA Insd)                                                             5.125          12/01/35           3,227,904
  1,100    Simi Vly, CA Cmnty Dev Agy Coml Sycamore Plaza II Rfdg (Acquired
           7/28/98, Cost $1,100,000) (a)                                           6.000          09/01/12           1,151,645
  5,000    Southern CA Pub Pwr Auth Pwr Proj Rev Multi-Projs                       6.750          07/01/12           5,942,050
  1,745    State Center, CA Cmnty Election 2002 Ser A (MBIA Insd)                  5.500          08/01/28           1,854,673
  1,000    Stockton, CA Cmnty Fac Dist Spl Tax No 1-A Mello Roos-Weston Ranch
           Ser A                                                                   5.800          09/01/14           1,044,550
  1,000    Stockton, CA South Stockton Cmnty Fac Dist Spl Tax No 90-1 Rfdg         6.400          09/01/15           1,031,750
  6,000    University of CA Rev Hosp UCLA Med Ctr Ser A (AMBAC Insd)               5.250          05/15/30           6,145,920
  1,000    Ventura Cnty, CA Cmnty College Ser A (MBIA Insd)                        5.500          08/01/23           1,080,230
  2,000    Ventura Cnty, CA Ctf Part Pub Fin Auth I (FSA Insd)                     5.250          08/15/15           2,150,400
  1,000    Vista, CA Mobile Home Pk Rev Estrella De Oro Mobile Home Ser A
           (Prerefunded @ 02/01/25)                                                5.875          02/01/28           1,097,670
                                                                                                               ----------------
                                                                                                                   228,163,780
                                                                                                               ----------------
           PUERTO RICO    1.4%
  2,000    Puerto Rico Elec Pwr Auth Pwr Rev Ser II (XLCA Insd)                    5.375          07/01/17           2,194,640
                                                                                                               ----------------

           U. S. VIRGIN ISLANDS    2.0%
  1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A            6.375          10/01/19           1,119,590
  1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A            6.500          10/01/24           1,124,570
  1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A
           (ACA Insd)                                                              6.125          10/01/29           1,058,670
                                                                                                               ----------------
                                                                                                                     3,302,830
                                                                                                               ----------------

TOTAL INVESTMENTS    145.0%
   (Cost $216,852,546)                                                                                             233,661,250

OTHER ASSETS IN EXCESS OF LIABILITIES    1.6%                                                                        2,504,976

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (46.6%)                                                      (75,069,339)
                                                                                                               ----------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                  $161,096,887
                                                                                                               ================


              Percentages are calculated as a percentage of net assets applicable to common shares.
*             Zero coupon bond
(a) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 4.1% of net assets applicable to common shares.
(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(c)           An Inverse Floating Rate security is one where the coupon
              is inversely indexed to a short-term floating interest
              rate multiplied by a specific factor.  As the floating
              rate rises, the coupon is reduced.  Conversely, as the
              floating rate declines, the coupon is increased.  The
              price of these securities may be more volatile than the
              price of a comparable fixed rate security.  These
              instruments are typically used by the Trust to enhance the
              yield of the portfolio.   All of the Trust's portfolio
              holding, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.


ACA        -  American Capital Access
AMBAC      -  AMBAC Indemnity Corp.
AMT        -  Alternative Minimum Tax

Asset Gty         -  Asset Guaranty Insurance Co.
CIFG              -  CDC IXIS Financial Guaranty
Connie Lee        -  Connie Lee Insurance Co.
FGIC              -  Financial Guaranty Insurance Co.
FNMA              -  Federal National Mortgage Association
FSA               -  Financial Security Assurance Inc.
GEMIC             -  General Electric Mortgage Insurance Corp.
GNMA              -  Government National Mortgage Association
MBIA              -  Municipal Bond Investors Assurance Corp.
Radian            -  Radian Asset Assurance
XLCA              -  XL Capital Assurance Inc.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen California Quality Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name:   Ronald E. Robison
Title: Principal Executive Officer
Date:  September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name:   Ronald E. Robison
Title: Principal Executive Officer
Date:  September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name:   James M. Dykas
Title: Principal Financial Officer
Date:  September 20, 2004